Contracts with Customers	6 Months Ended
Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
Contracts with Customers	Contracts with Customers
Contract Assets and Liabilities
Accrued revenue is classified as a current asset. When the right to consideration becomes unconditional based on the contractual billing schedule, accrued revenue is recognized. At the point that accrued revenue is billed, trade accounts receivable are recognized. Payment terms on invoice amounts are typically 30 days.
Deferred mobilization and contract preparation revenue include payments received for mobilization as well as rig preparation and upgrade activities, which are allocated to the overall performance obligation and recognized ratably over the initial term of the contract.
The following presents our contract assets and liabilities from our contracts with customers:

	June 30, 2022	December 31, 2021
(In $ millions)
Accrued revenue (1)	47.8	20.2
Current contract assets	47.8	20.2

Non-current accrued revenue (2)	1.0	—
Non-current contract asset	1.0	—
Total contract asset	48.8	20.2

Current deferred mobilization, demobilization and contract preparation revenue (3)	(14.4)	(3.9)
Current contract liability	(14.4)	(3.9)

Non-current deferred mobilization, demobilization and contract preparation revenue (4)	(5.9)	(2.5)
Non-current contract liability	(5.9)	(2.5)
Total contract liability	(20.3)	(6.4)

(1) Accrued revenue includes $0.9 million pertaining to the current portion of deferred demobilization revenue.

(2) Non-current accrued revenue pertains to the non-current portion of deferred demobilization revenue and is included in "Other non-current assets" in our Unaudited Consolidated Balance Sheets.

(3) Current deferred mobilization, demobilization and contract preparation revenue is included in "Other current liabilities" in our Unaudited Consolidated Balance Sheets.

(4) Non-current deferred mobilization, demobilization and contract preparation revenue is included in "Other non-current liabilities" in our Unaudited Consolidated Balance Sheets.

Total movement in our contract assets and contract liabilities balances during the six months ended June 30, 2022 are as follows:

(In $ millions)	Contract assets	Contract liabilities
Balance as of December 31, 2021	20.2	6.4
Performance obligations satisfied during the reporting period	46.9	—
Amortization of revenue	—	(6.5)
Unbilled demobilization revenue	1.9	—
Performance obligations to be satisfied over time	—	1.9
Unbilled mobilization revenue	—	9.4
Cash received, excluding amounts recognized as revenue	—	9.1
Cash received against the contract asset balance	(20.2)	—
Balance as of June 30, 2022	48.8	20.3

Timing of Revenue

The Company derives its revenue from contracts with customers for the transfer of goods and services, from various activities performed both at a point in time and over time.

	Three months ended June 30, 2022	Three months ended June 30, 2021	Six months ended June 30, 2022	Six months ended June 30, 2021
(In $ millions)
Over time	102.0	52.3	179.6	97.0
Point in time	3.3	2.5	7.7	6.2
Total	105.3	54.8	187.3	103.2
Contracts Costs

Deferred mobilization and contract preparation costs relate to costs incurred to prepare a rig for contract and delivery or to mobilize a rig to the drilling location. We defer pre‑operating costs, such as contract preparation and mobilization costs, and recognize such costs on a straight‑line basis, over the estimated firm period of the drilling contract. Costs incurred for the demobilization of rigs at contract completion are recognized as incurred during the demobilization process.

	June 30, 2022	December 31, 2021
(In $ millions)
Current deferred mobilization and contract preparation costs	20.4	17.2
Non-current deferred mobilization and contract preparation costs (1)	7.9	4.4
Total deferred mobilization and contract preparation asset	28.3	21.6

(1) Non-current deferred mobilization and contract preparation costs are included in "Other non-current assets" in our Unaudited Consolidated Balance Sheets

Deferred mobilization and contract preparation costs increased by $6.7 million during the six months ended June 30, 2022 to $28.3 million, from $21.6 million as of December 31, 2021 as a result of amortization during the period of $16.8 million, offset by $23.5 million in additional deferred costs primarily relating to the contract preparations of the rigs "Groa", "Ran", "Arabia I", "Thor" and "Natt".

Practical Expedient

We have applied the disclosure practical expedient in ASC 606-10-50-14A(b) and have not included estimated variable consideration related to wholly unsatisfied performance obligations or to distinct future time increments within our contracts, including dayrate revenue. The duration of our performance obligations varies by contract.